Stockholders' Equity (Details 3) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of Warrants, Outstanding, Beginning balance	103,334
Number of Warrants, Issued	3,057,462	103,334
Number of Warrants, Forfeited/canceled
Number of Warrants, Exercised
Number of Warrants, Outstanding, Ending balance	3,160,796	103,334
Weighted Average Exercise Price, Outstanding, Beginning balance
Weighted Average Exercise Price, Issued	2.79	$ 3.00
Weighted Average Exercise Price, Forfeited/cancelled
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.79